Condensed Consolidating Financial Information - Condensed Consolidating Statement of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$ 7,098	$ 27,612	$ 993
Cash flows from investing activities:
Investment in multi-client data library	(28,276)	(23,710)	(14,884)
Purchase of property, plant, equipment and seismic rental equipment	(1,514)	(1,063)	(1,458)
Proceeds from sale of cost method investments	0	0	2,698
Net cash used in investing activities	(29,790)	(24,773)	(13,644)
Cash flows from financing activities:
Repayments under revolving line of credit	(10,000)	0	(5,000)
Borrowings under revolving line of credit	0	0	15,000
Payments on notes payable and long-term debt	(30,807)	(4,816)	(23,634)
Cost associated with issuance of debt	(1,247)	(53)	(6,744)
Repurchase of common stock	0	0	(964)
Intercompany lending	0	0	0
Proceeds from employee stock purchases and exercise of stock options	214	1,619	0
Payments to repurchase bonds		0
Net proceeds from issuance of stocks	46,999	0	0
Dividend payment to noncontrolling interest	(200)	(100)	0
Other financing activities	(1,151)	(243)	(252)
Net cash provided by (used in) financing activities	3,808	(3,593)	(21,594)
Effect of change in foreign currency exchange rates on cash, cash equivalents and restricted cash	319	(260)	1,386
Net decrease in cash, cash equivalents and restricted cash	(18,565)	(1,014)	(32,859)
Cash, cash equivalents and restricted cash at beginning of period	52,419	53,433	86,292
Cash, cash equivalents and restricted cash at end of period	33,854	52,419	53,433
Reportable Legal Entities | ION Geophysical Corporation
Cash flows from operating activities:
Net cash provided by (used in) operating activities	(37,659)	(22,315)	(30,732)
Cash flows from investing activities:
Investment in multi-client data library	0	0	0
Purchase of property, plant, equipment and seismic rental equipment	(392)	(165)	(73)
Proceeds from sale of cost method investments			2,698
Net cash used in investing activities	(392)	(165)	2,625
Cash flows from financing activities:
Repayments under revolving line of credit	(10,000)		(5,000)
Borrowings under revolving line of credit			15,000
Payments on notes payable and long-term debt	(30,169)	(1,591)	(17,070)
Cost associated with issuance of debt	(1,247)	(53)	(6,744)
Repurchase of common stock			(964)
Intercompany lending	7,983	38,732	31,867
Proceeds from employee stock purchases and exercise of stock options	214	1,619
Payments to repurchase bonds		0
Net proceeds from issuance of stocks	46,999
Dividend payment to noncontrolling interest	(200)	(100)
Other financing activities	(1,151)	(243)	(252)
Net cash provided by (used in) financing activities	12,429	38,364	16,837
Effect of change in foreign currency exchange rates on cash, cash equivalents and restricted cash	0	0	0
Net decrease in cash, cash equivalents and restricted cash	(25,622)	15,884	(11,270)
Cash, cash equivalents and restricted cash at beginning of period	39,707	23,823	35,093
Cash, cash equivalents and restricted cash at end of period	14,085	39,707	23,823
Reportable Legal Entities | The Guarantors
Cash flows from operating activities:
Net cash provided by (used in) operating activities	39,407	73,154	53,107
Cash flows from investing activities:
Investment in multi-client data library	(25,307)	(23,710)	(14,884)
Purchase of property, plant, equipment and seismic rental equipment	(959)	(817)	(313)
Proceeds from sale of cost method investments			0
Net cash used in investing activities	(26,266)	(24,527)	(15,197)
Cash flows from financing activities:
Repayments under revolving line of credit	0		0
Borrowings under revolving line of credit			0
Payments on notes payable and long-term debt	(638)	(3,167)	(6,316)
Cost associated with issuance of debt	0	0	0
Repurchase of common stock			0
Intercompany lending	(12,522)	(45,609)	(34,771)
Proceeds from employee stock purchases and exercise of stock options	0	0
Payments to repurchase bonds		0
Net proceeds from issuance of stocks	0
Dividend payment to noncontrolling interest	0	0
Other financing activities	0	0	0
Net cash provided by (used in) financing activities	(13,160)	(48,776)	(41,087)
Effect of change in foreign currency exchange rates on cash, cash equivalents and restricted cash	0	0	0
Net decrease in cash, cash equivalents and restricted cash	(19)	(149)	(3,177)
Cash, cash equivalents and restricted cash at beginning of period	66	215	3,392
Cash, cash equivalents and restricted cash at end of period	47	66	215
Reportable Legal Entities | All Other Subsidiaries
Cash flows from operating activities:
Net cash provided by (used in) operating activities	5,350	(23,227)	(21,382)
Cash flows from investing activities:
Investment in multi-client data library	(2,969)	0	0
Purchase of property, plant, equipment and seismic rental equipment	(163)	(81)	(1,072)
Proceeds from sale of cost method investments			0
Net cash used in investing activities	(3,132)	(81)	(1,072)
Cash flows from financing activities:
Repayments under revolving line of credit	0		0
Borrowings under revolving line of credit			0
Payments on notes payable and long-term debt	0	(58)	(248)
Cost associated with issuance of debt	0	0	0
Repurchase of common stock			0
Intercompany lending	4,539	6,877	2,904
Proceeds from employee stock purchases and exercise of stock options	0	0
Payments to repurchase bonds		0
Net proceeds from issuance of stocks	0
Dividend payment to noncontrolling interest	0	0
Other financing activities	0	0	0
Net cash provided by (used in) financing activities	4,539	6,819	2,656
Effect of change in foreign currency exchange rates on cash, cash equivalents and restricted cash	319	(260)	1,386
Net decrease in cash, cash equivalents and restricted cash	7,076	(16,749)	(18,412)
Cash, cash equivalents and restricted cash at beginning of period	12,646	29,395	47,807
Cash, cash equivalents and restricted cash at end of period	19,722	$ 12,646	$ 29,395
Consolidating Adjustments
Cash flows from financing activities:
Cash, cash equivalents and restricted cash at end of period	$ 0